Accounts Receivable (Details Narrative) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Allowance for doubtful accounts	$ 5,800
Successor [Member]
Allowance for doubtful accounts receivable	$ 69,100
Predecessor [Member]
Allowance for doubtful accounts receivable		$ 54,100